Financial income and financial expense - Disclosure of Detailed Information about Financial Income (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest income on financial assets held at amortized costs	SFr 1,142	SFr 99	SFr 367
Net foreign exchange gain	717	92	0
Finance income	SFr 1,859	SFr 191	SFr 367